(American Beacon Ionic Strategic Arbitrage Fund℠)
 Investment Objective
The Fund's investment objective is to seek capital appreciation with low volatility and reduced correlation to equities and interest rates.
 Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 22 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 38 of the statement of additional information ("SAI"). With respect to purchases of shares through specific intermediaries, you may find additional information regarding sales charge discounts and waivers in Appendix A to the Fund's Prospectus entitled "Intermediary Sales Charge Discounts and Waivers". Although the Fund does not impose any sales charge on Y Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.

 Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (American Beacon Ionic Strategic Arbitrage Fund℠)	Class A		Class C	Class Y	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	4.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (American Beacon Ionic Strategic Arbitrage Fund℠)		Class A	Class C	Class Y	Institutional Class	Investor Class
Management Fees	[1]	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses		1.19%	1.29%	1.20%	1.14%	1.88%
Interest and Dividend Expenses on Securities Sold Short		0.70%	0.74%	0.70%	0.68%	0.69%
Remaining Other Expenses (including service fees)		0.49%	0.55%	0.50%	0.46%	1.19%
Acquired Fund Fees and Expenses		0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	[2]	2.93%	3.78%	2.69%	2.63%	3.37%
Fee Waiver and/or expense reimbursement	[3]	(0.15%)	(0.21%)	(0.21%)	(0.27%)	(0.62%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	2.78%	3.57%	2.48%	2.36%	2.75%
[1]	Effective December 1, 2018, the sub-advisor lowered its advisory fee and the Manager agreed to lower the contractual expense ratio caps for all classes of the Fund. The management fee and Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement have been restated to reflect a reduction in the contractual management fee and contractual expense ratio caps.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses, Interest and Dividend Expenses on Securities Sold Short, the reduction of the contractual management fee, or the reduction of the contractual expense ratio caps.
[3]	American Beacon Advisors, Inc. (the "Manager") has contractually agreed to waive fees and/or reimburse expenses of the Fund's A Class, C Class, Y Class, Institutional Class and Investor Class shares, as applicable, through April 30, 2020 to the extent that Total Annual Fund Operating Expenses exceed 1.74% for the A Class, 2.49% for the C Class, 1.44% for the Y Class, 1.34% for the Institutional Class and 1.72% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through April 30, 2020. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (American Beacon Ionic Strategic Arbitrage Fund℠) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	743	1,325	1,932	3,562
Class C	460	1,136	1,931	4,006
Class Y	251	815	1,406	3,007
Institutional Class	239	792	1,371	2,944
Investor Class	278	979	1,702	3,616

Assuming no redemption of shares:
Expense Example, No Redemption - (American Beacon Ionic Strategic Arbitrage Fund℠)	1 Year	3 Years	5 Years	10 Years
Class C | USD ($)	360	1,136	1,931	4,006

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ''turns over'' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for the Fund's last fiscal year was 556% of the average value of its portfolio.

 Principal Investment Strategies
The Fund seeks to achieve its investment objective by implementing a strategic arbitrage strategy comprised of: convertible arbitrage, credit/rates relative value arbitrage, equity arbitrage and volatility arbitrage. The Fund seeks to employ a "market neutral," strategy, meaning that the Fund's returns are not intended to be closely correlated to the stock market as a whole, interest rates, or a particular market index. The allocation of the Fund's assets among its arbitrage strategies and the use of various hedging strategies are intended to enhance returns and mitigate downside risk.
The Fund will invest in a portfolio of instruments, including, but not limited to, convertible securities, common stock, preferred stock, American Depository Receipts ("ADRs"), exchange-traded funds ("ETFs"), exchange-traded notes ("ETNs"), closed-end funds, and derivative instruments, which may include, but are not limited to, equity options (including equity index options) and futures (including equity index futures and options thereon), currency forwards (generally for hedging purposes), warrants, credit default swaps, total return swaps, currency swaps, interest rate swaps, and mortgage derivatives (which may include, collateralized mortgage obligations ("CMOs"), mortgage-backed securities and stripped mortgage-backed securities, such as interest only ("IOs") and principal only ("POs") obligations). The Fund may invest in the securities and financial instruments of issuers of any market capitalization, securities issued pursuant to Rule 144A, as well as securities and financial instruments of foreign and emerging market issuers, which may be denominated in currencies other than the U.S. Dollar. The Fund may invest in debt securities of any credit quality or maturity, including high yield, below-investment grade debt securities (commonly referred to as "junk bonds").
The Fund's arbitrage strategies generally seek to exploit differences in the prices of, or the price relationships between, various types of securities. The Fund intends to allocate its assets among arbitrage investment strategies in the following manner:
  30-50% to Convertible Arbitrage. Convertible arbitrage generally seeks to capitalize on the pricing of a company's convertible securities relative to its common stock, typically by the purchase of convertible securities and short sales of the underlying common stock. It seeks to generate consistent returns and benefit from corporate events, or changes in volatility or credit assumptions.
  15-30% to Credit/Rates Relative Value Arbitrage. The Fund's credit/rates relative value arbitrage strategy seeks to invest in mortgage and other derivatives that the Fund considers to be inexpensive relative to key characteristics of such investments. For example, the Fund may identify a mortgage backed security that trades at a perceived discount to the implied pre-payment risk, which is the risk related to the early payment of principal. This strategy seeks to consistently produce income while actively managing duration risk (i.e., the price sensitivity to changes in interest rates). The credit/rates relative value arbitrage strategy also seeks to invest in closed-end funds that are trading at a discount to net asset value ("NAV"). By purchasing a closed-end fund trading at a discount to its NAV and shorting an ETF or another closed-end fund holding similar investments, the Fund will attempt to capture this discount. Investments in such closed-end funds have the potential for appreciation as the discount between a fund's price and its NAV narrows, and also can generate cash flow through periodic dividend payments.
  25-45% to Equity Arbitrage. The Fund's equity arbitrage strategy seeks to capture inefficiencies between the prices of an issuer's securities, such as, for example, prices of different classes of an issuer's equity securities, or between an issuer's warrants and common stock. This strategy also may seek to invest in the securities of companies involved, or potentially involved, in corporate events, such as mergers, tender offers, or other actions. A common example of such a type of investment is the attempt to capture the spread between the prices of the securities of companies involved in a tender offer by acquiring the securities of a target company in anticipation of their appreciation and selling short the acquirer's securities in anticipation of their depreciation. The Fund's equity arbitrage strategy can generally be expected to produce returns that fluctuate with company-specific events rather than changes in the broader market.
  5-25% to Volatility Arbitrage. The volatility arbitrage strategy seeks to capitalize on the movement of prices, regardless of direction. Volatility arbitrage involves both purchases and sales (writing) of options, futures and other derivatives as well as purchases and short selling of their underlying securities. This strategy seeks to generate a positive return during periods of significant declines in the broader markets in order to reduce the Fund's beta, which is its risk exposure to equity securities and interest rates.
The foregoing allocation targets are not fixed guidelines, and the sub-advisor will monitor and adjust the allocation of the Fund's assets among the four strategies from time to time based on a variety of factors, including qualitative assessments of market conditions, liquidity, targeted exposure levels, ability to implement appropriate hedges, and active risk management.
To implement its arbitrage strategies, the Fund will engage in short sales of securities and the use of options. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. The Fund intends to invest in derivative instruments for both hedging and investment purposes. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index in a cost effective manner, for example, by purchasing options on an ETF, rather than purchasing shares in the ETF itself, or by entering into a total return swap on an index, rather than buying the individual components of the index. The Fund generally will engage in active and frequent trading of portfolio securities to achieve its investment objective.
In response to adverse market, economic or other conditions, including the absence of attractive arbitrage opportunities, the Fund may temporarily invest a substantial portion of its assets in cash or cash equivalent securities. During such periods, the Fund may not achieve its investment objective.
The Fund is non-diversified, which means that it is not limited to a percentage of assets that it may invest in any one issuer.

 Principal Risks
There is no assurance that the Fund will achieve its investment objectives and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund, which are described in alphabetical order and not in order of importance or potential exposure, are:
Allocation and Correlation Risk
The Manager's and sub-advisor's judgments about, and allocations among arbitrage strategies, asset classes and market exposures may adversely affect the Fund's performance. There can be no assurance, particularly during periods of market disruption and stress, that the Fund will, in fact, experience a low level of correlation with a traditional portfolio of stocks and bonds or with the debt or equity markets generally. This risk may be increased by the use of derivatives to increase allocations to various market exposures.
Arbitrage Risk
The Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities and derivative instruments in which the Fund takes long and short positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated.
Convertible Securities Risk
The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock's price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock's price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in below investment grade debt securities (commonly known as "junk bonds"). Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible security's investment value. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-cap stocks.Convertible securities are sensitive to movement in interest rates.
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.
Credit Risk
The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds"). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund's securities could affect the Fund's performance.
Currency Risk
The Fund may have exposure to foreign currencies by making investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures, and swaps for cross-currency transactions. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Cybersecurity and Operational Risk
The Fund and its service providers, and shareholders' ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems: human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Ongoing changes to regulation of the derivatives market and potential changes in the regulation of funds using derivative instruments could limit the Fund's ability to pursue its investment strategies. In addition, the Fund's investments in derivatives are subject to the following risks:
  Futures and Forward Contracts. Futures and forward contracts, including non-deliverable forwards ("NDFs"), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency, at a future date at a price set at the time of the contract. There may be an imperfect correlation between the movement in prices of the futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions and forward currency contracts, including NDFs, include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates. The Fund could suffer a loss if interest rates rise after the Fund has purchased an interest rate futures contract or fall after the Fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose the Fund to potential losses if interest rates do not move as expected. Equity index futures contracts expose the Fund to volatility in an underlying securities index.
  Options. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and any transaction costs. These costs will reduce any profit that might otherwise have been realized had the Fund bought the underlying security instead of the call option. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option's exercise price to cover the premium and any transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying security. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that that the Fund owns, and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and the Fund will not be able to realize any of the value of the underlying asset above the call price.
  Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps may be also difficult to value, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater counterparty, credit and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and credit default swaps are subject to the risks associated with the purchase and sale of credit protection.
  Warrants. Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. The market for warrants may be very limited and there may at times not be a liquid secondary market for warrants.
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures.
Equity Investments Risk
Equity securities are subject to market risk and investment risk. The Fund's investments in equity securities may include common stocks, convertible securities, depositary receipts and preferred stocks. Such investments may expose the Fund to additional risks.
  Common Stock. The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
  Convertible Securities. Convertible securities are sensitive to movement in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible security's investment value.
  Depositary Receipts. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt or foreign stock, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.
  Preferred Stocks. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders.
Exchange-Traded Notes Risk
ETNs are unsecured, unsubordinated debt securities. Unlike most debt securities, issuers of ETNs are generally required to repay the note only upon maturity, and therefore the holder of a typical ETN does not receive periodic interest payments. An investment in an ETN exposes the Fund to the risk that the ETN's issuer may be unable to repay the note upon maturity. In addition, payments made to the holder of an ETN upon the maturity or redemption of the note are subject to fees, which may reduce the amount received to less than the principal amount invested.
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund's return, or create a loss.
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund's transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.
High Yield Securities Risk
Exposure to high yield, below investment-grade securities (commonly referred to as "junk bonds") generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High yield securities are considered to be speculative with respect to an issuer's ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.
Illiquid and Restricted Securities Risk
Securities not registered in the U.S. under the Securities Act of 1933, as amended (the "Securities Act") or in non-U.S. markets pursuant to similar regulations, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.
Interest Rate Risk
The Fund is subject to the risk that the market value of securities or derivatives it holds, particularly mortgage backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed income securities or derivatives are also affected by their duration. Fixed income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets.
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.
Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.
Leverage Risk
The Fund's use of derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund's exposure to an asset or class of assets and may cause the Fund's NAV to be volatile.
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.
Market Risk
In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom's vote to leave the European Union, the risk of a "trade war" between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.
In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.
Model and Data Risk
Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.
Mortgage Backed and Mortgage Related Securities Risk
Investments in mortgage backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. Moreover, declines in the credit quality of the issuers of mortgage backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund.
  CMO Risk. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the OTC market, the depth and liquidity of which will vary from time to time.
  Stripped Mortgage-Backed Securities Risk. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.
Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including closed-end funds and exchange-traded funds ("ETFs"). To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, to the extent the Fund invests in ETFs that invest in equity securities, fixed income securities and/or foreign securities, or track an index, the Fund is subject to the risks associated with the underlying investments held by the ETF or the index fluctuations to which the ETF is subject. Because ETFs and closed-end funds are listed on an exchange, they may be subject to trading halts, may trade at a discount or premium to their NAV and may not be liquid. The lack of an active trading market or the halting of trading in the shares of ETFs or closed-end funds in which the Fund invests may result in losses to the Fund.
Prepayment and Extension Risk
Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond's maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment. Because the majority of the Fund's investments subject to prepayment risk generally will be mortgage-backed securities consisting of interest-only securities the Fund may experience losses if a significant amount of bonds linked to the Fund's investments are prepaid. The Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security's effective maturity, heighten interest rate risk and increase the potential for a decline in its price.
Quantitative Strategy Risk
The success of the Fund's investment strategy may depend in part on the effectiveness of the sub-advisor's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, including short sales and investments in derivatives, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund's ability to pursue other opportunities as they arise.
Short Position Risk
The Fund's losses are potentially unlimited in a short position transaction because there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated. Because the Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it may amplify changes in the Fund's NAV since it may increase the exposure of the Fund to certain markets.
Small and Mid-Capitalization Companies Risk
Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Since small and mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.
Tax Risk
To qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") ("RIC"), the Fund must meet a "qualifying income" test each taxable year. Certain aspects of the tax treatment of derivative instruments, including certain equity index options and futures, are currently unclear and may be affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect the treatment of income from these instruments and the character, timing/recognition and amount of the Fund's taxable income and/or net capital gains and, therefore, the distributions it makes.
Valuation Risk
The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

 Fund Performance
The bar chart and table below provide an indication of risk by showing changes in the Fund's and, prior to June 30, 2015, the Fund's predecessor's, performance over time. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad measure of market performance, the ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index.
Simultaneous with the commencement of the Fund's investment operations on June 30, 2015, the Ionic Absolute Return Fund LLC ("Private Fund"), a privately offered investment fund managed by the Fund's sub-advisor, transferred its assets to the Institutional Class shares of the Fund. The Fund's investment policies, objective, guidelines and restrictions are, in all material respects, equivalent to those of the Private Fund. Except for the seed capital provided by the Manager, the Fund's portfolio of investments on June 30, 2015 were the same as the portfolio of investments of the Private Fund immediately prior to the transfer. The Trust has calculated the performance for each share class of the Fund for periods commencing prior to the transfer of the Private Fund's assets to the Fund by including the Private Fund's total return adjusted to reflect the deduction of the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement applicable to each share class as stated in the fee table included in the Fund's initial prospectus. These fees and expenses include sales charges and Rule 12b-1 fees to the extent applicable. The Private Fund was not registered under the Investment Company Act of 1940, as amended ("Investment Company Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

 Calendar year total returns for Institutional Class Shares. Year Ended 12/31

Highest Quarterly Return: 1.65% 1st Quarter 2015 1/1/2014 through 12/31/2018 Lowest Quarterly Return: -2.52% 4th Quarter 2018 1/1/2014 through 12/31/2018
 Average annual total returns for periods ended December 31, 2018
Average Annual Total Returns - (American Beacon Ionic Strategic Arbitrage Fund℠)	Inception Date of Class	1 Year	5 Years	Since Inception
Institutional Class	Sep. 01, 2013	(3.80%)	1.00%	1.19%
Institutional Class | Returns After Taxes on Distributions	Sep. 01, 2013	(6.95%)	(1.22%)	(0.91%)
Institutional Class | Returns After Taxes on Distributions and Sales of Fund Shares	Sep. 01, 2013	(1.92%)	(0.05%)	0.14%
Class A	Jun. 30, 2015	(8.74%)		0.02%
Class C	Jun. 30, 2015	(5.84%)		0.44%
Class Y	Jun. 30, 2015	(3.94%)		1.13%
Investor Class	Jun. 30, 2015	(4.17%)		0.95%
ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (Reflects no deduction for fees, expenses or taxes)	Sep. 01, 2013	2.08%	0.86%	0.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account ("IRA") or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for the Fund's Institutional Class shares; after-tax returns for other share classes will vary.